Employee benefit obligations - Employee Benefit Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	SFr (2,592)	SFr (1,619)	SFr (955)
Past service cost	0	0	326
Net interest cost	(9)	(7)	(11)
Employee benefit expenses	SFr (2,601)	SFr (1,625)	SFr (640)